KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - September 30, 2019 (Unaudited)

	Principal
CONVERTIBLE BONDS - 1.72%	Amount	Value
Pipeline Transportation of Natural Gas - 1.72%
Cheniere Energy, Inc., 4.250%, 03/15/2045[f]	$800,000	$621,000

TOTAL CONVERTIBLE BONDS
(cost $647,233)		621,000

CORPORATE BONDS - 83.82%
Advertising, Public Relations, and Related Services - 1.42%
Lamar Media Corp., 5.000%, 05/01/2023[f]	500,000	511,875

Broadcasting (except Internet) - 5.35%
Altice Luxembourg SA, 7.750%, 05/15/2022■[f]	250,000	255,937
Cablevision Systems Corporation, 5.875%, 09/15/2022[f]	200,000	216,000
Sirius XM Radio, Inc., 4.625%, 05/15/2023■[f]	1,050,000	1,074,938
TEGNA, Inc.[f]
5.125%, 10/15/2019	133,000	133,150
5.125%, 07/15/2020	250,000	250,562
		1,930,587
Chemical Manufacturing - 10.60%
Ashland, Inc., 4.750%, 08/15/2022cf	3,000,000	3,153,750
The Chemours Company[f]
6.625%, 05/15/2023	474,000	469,852
7.000%, 05/15/2025^	214,000	202,230
		3,825,832
Construction of Buildings - 16.88%
Brookfield Residential Propertiescf
6.500%, 12/15/2020■	3,250,000	3,255,038
6.125%, 07/01/2022■	100,000	101,810
6.375%, 05/15/2025■	651,000	667,275
Lennar Corporation, 4.750%, 11/15/2022cf	1,960,000	2,067,800
		6,091,923
Deep Sea, Coastal, and Great Lakes Water Transportation - 5.64%
Stolt-Nielsen Limited, 6.375%, 09/21/2022cf	2,000,000	2,034,907

Fabricated Metal Product Manufacturing - 0.69%
Ball Corporation, 5.250%, 07/01/2025[f]	224,000	248,360

Food Manufacturing - 5.62%
Lamb Weston Holdings, Inc.cf
4.625%, 11/01/2024■	1,000,000	1,057,400
4.875%, 11/01/2026■	925,000	973,563
		2,030,963
Management of Companies and Enterprises - 8.42%
Icahn Enterprises, 5.875%, 02/01/2022cf	3,000,000	3,039,375

Metal Ore Mining - 0.76%
Teck Resources Limited, 4.750%, 01/15/2022[f]	264,000	273,281

Motor Vehicle and Parts Dealers - 9.99%
Penske Automotive Group, Inc., 5.750%, 10/01/2022cf	3,550,000	3,606,374

Oil and Gas Extraction - 5.93%
Continental Resources, Inc., 5.000%, 09/15/2022[f]	328,000	331,102
Murphy Oil Corp., 4.450%, 12/01/2022[f]	1,208,000	1,229,140
QEP Resources, Inc.[f]
6.875%, 03/01/2021	250,000	249,375
5.375%, 10/01/2022	120,000	115,236
5.250%, 05/01/2023	230,000	214,480
		2,139,333
Real Estate - 4.78%
The Howard Hughes Corporation, 5.375%, 03/15/2025■[f]	1,650,000	1,724,250

Support Activities for Mining - 2.72%
Rowan Companies, Inc., 4.875%, 06/01/2022[f]	600,000	456,000
Valaris plc, 4.700%, 03/15/2021[f]	600,000	525,000
		981,000
Telecommunications - 5.02%
CenturyLink, Inc., 5.800%, 03/15/2022[f]	500,000	529,375
Crown Castle International Corp., 4.875%, 04/15/2022[f]	700,000	744,395
Hughes Satellite Systems Corp., 7.625%, 06/15/2021[f]	500,000	540,000
		1,813,770
TOTAL CORPORATE BONDS
(cost $29,623,002)		30,251,830

MUNICIPAL BONDS - 0.45%
Support Activities for Air Transportation - 0.45%
Branson Missouri Regional Airport Transportation Development District, 5.000%, 04/01/2043+ef	1,045,935	162,580

TOTAL MUNICIPAL BONDS
(cost $2,253,381)		162,580

CLOSED-END FUNDS - 8.76%	Shares
Funds, Trusts, and Other Financial Vehicles - 8.76%
DoubleLine Opportunistic Credit Fund	50,900	1,054,139
PIMCO Dynamic Income Fund^	64,800	2,108,592

TOTAL CLOSED-END FUNDS
(cost $3,353,432)		3,162,731

TOTAL INVESTMENTS - 94.75%
(cost $35,877,048)		$34,198,141

Percentages are stated as a percent of net assets.

■	- The percentage of net assets comprised of 144a securities was 25.24%.
^
- This security or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a market value of $1,564,318 at September 30, 2019.
   The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $1,601,060.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $162,580 or 0.45% of net assets.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Income Portfolio's net assets as of September 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$–	$621,000	$–	$621,000
Corporate Bonds	–	30,251,830	–	30,251,830
Municipal Bonds	–	162,580	–	162,580
Closed-End Funds	3,162,731	–	–	3,162,731
Total Investments in Securities	$3,162,731	$31,035,410	$–	$34,198,141

As of September 30, 2019, there were no investments in Level 3 securities.
During the nine-month period ended September 30, 2019, there were no transfers into or out of Level 3.

^	See Portfolio of Investments for breakout of investments by industry classification.